Long-Term Debt	6 Months Ended
Feb. 28, 2021
Long-Term Debt [Abstract]
Long-Term Debt

9. LONG-TERM DEBT

	February 28, 2021				August 31, 2020
	Effectiveinterestrates	Long-termdebt atamortizedcost(1)	Adjustmentfor financecosts (1)	Long-termdebtrepayableat maturity	Long-termdebt atamortizedcost(1)	Adjustmentfor financecosts (1)	Long-termdebtrepayableat maturity
	%	$	$	$	$	$	$
Corporate
Cdn fixed rate senior notes-
3.80% due November 2, 2023	3.80	498	2	500	498	2	500
4.35% due January 31, 2024	4.35	499	1	500	499	1	500
3.80% due March 1, 2027	3.84	299	1	300	298	2	300
4.40% due November 2, 2028	4.40	496	4	500	496	4	500
3.30% due December 10, 2029	3.41	496	4	500	495	5	500
2.90% due December 9, 2030	2.92	496	4	500	496	4	500
6.75% due November 9, 2039	6.89	1,421	29	1,450	1,421	29	1,450
4.25% due December 9, 2049	4.33	296	4	300	296	4	300
		4,501	49	4,550	4,499	51	4,550
Other
Burrard Landing Lot 2 HoldingsPartnership	Various	48	-	48	49	-	49
Total consolidated debt		4,549	49	4,598	4,548	51	4,599
Less current portion(2)		1	-	1	1	-	1
		4,548	49	4,597	4,547	51	4,598

(1)Long-term debt is presented net of unamortized discounts and finance costs.

(2)Current portion of long-term debt includes amounts due within one year in respect of the Burrard Landing loans.